Income Tax Expense (Details) - Schedule of Income Tax Expense Recognized Profit or Loss	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Current income tax
Current year’s provision			RM 2,918	RM 7,800
Over provision in prior financial year			(6,720)	(59,174)
Deferred taxation
Current year (Note 12)	167,356	35,489	16,718	83,000
Total income tax expense	RM 167,356	$ 35,489	RM 12,916	RM 31,626